Leasing arrangements - leasee - summary of carrying amount of right-of-use assets and the depreciation expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2025 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	$ 823,311	$ 1,026,591		$ 26,245
Depreciation expenses	253,496	303,294	$ 281,027
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	701,638	734,958
Depreciation expenses	26,215	24,248	21,524
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	25,255	13,458
Depreciation expenses	12,255	12,195	11,738
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	60,985	260,375
Depreciation expenses	199,391	261,383	245,304
Others [member]
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount	35,433	17,800
Depreciation expenses	$ 15,635	$ 5,468	$ 2,461